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 [LOGO Prudential]                           William J. Evers
                                             Vice President, Corporate Counsel

                                             213 Washington Street, Newark,
                                             NJ 07102-2917
                                             Tel 973 802-3716
                                             william.evers@prudential.com

January 22, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Pruco Life Insurance Company ("Depositor")
   Pruco Life Flexible Premium Variable Annuity Account ("Registrant") Post-Effective Amendment No. 5 to Registration Statement on Form N-4 File No. 811-07325 and 333-184541
   Rule 485(a) under the Securities Act of 1933

Members of the Commission:

Along with this letter, we are filing a post-effective amendment under Rule 485(a) to the above-captioned Form N-4 registration statement of Pruco Life Flexible Premium Variable Annuity Account (the "Registrant") and Pruco Life Insurance Company (the "Depositor").

The sole purpose of this post-effective amendment is to add a new alternative form of a life contingent annuity payout option. The annuity payments under this option will be subject to an exclusion ratio under the Internal Revenue Code. Each payment under this option will represent a combination of taxable investment gain and non-taxable return of cost basis. In addition, the new alternative annuity payout option in the prospectus is called the "Tax Efficient Annuity Payout Option." Please note that the marketing name may change in the upcoming weeks. If it does, we will make the staff aware of the name change in our subsequent post-effective amendment filing.

Please note that we have also amended the Rate Sheet Prospectus Supplement that accompanies the prospectus to accommodate the Tax Efficient Annuity Payout Option.

We are requesting staff comments by Friday, March 6, 2015. After we receive comments from the staff, we will file another post-effective amendment that will reflect changes made in response to those comments and include updates to the tax considerations, financial statements, exhibits and other information required by Form N-4.

Please call me at (973) 802-3716 if you have any questions.

Very truly yours,

/s/William J. Evers
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William J. Evers